PORTFOLIO OF INVESTMENTS – as of June 30, 2021 (Unaudited)

Loomis Sayles Small/Mid Cap Growth Fund

Shares	Description	Value (†)
Common Stocks – 97.5% of Net Assets
	Aerospace & Defense – 4.4%
8,938	Axon Enterprise, Inc.(a)	$1,580,238
7,247	HEICO Corp.	1,010,377
15,514	Hexcel Corp.(a)	968,074

		3,558,689

	Auto Components – 2.2%
5,968	Fox Factory Holding Corp.(a)	928,979
6,527	LCI Industries	857,778

		1,786,757

	Banks – 1.7%
9,909	Glacier Bancorp, Inc.	545,788
18,759	Pacific Premier Bancorp, Inc.	793,318

		1,339,106

	Biotechnology – 6.8%
2,153	Argenx SE, ADR(a)	648,204
5,601	Ascendis Pharma A/S, ADR(a)	736,812
9,213	BridgeBio Pharma, Inc.(a)	561,624
17,842	Halozyme Therapeutics, Inc.(a)	810,205
10,364	Horizon Therapeutics PLC(a)	970,485
8,225	Neurocrine Biosciences, Inc.(a)	800,457
10,651	PTC Therapeutics, Inc.(a)	450,218
13,527	Xencor, Inc.(a)	466,546

		5,444,551

	Building Products – 3.6%
10,239	Advanced Drainage Systems, Inc.	1,193,560
18,722	AZEK Co., Inc. (The)(a)	794,936
8,627	Trex Co., Inc.(a)	881,766

		2,870,262

	Capital Markets – 4.5%
26,110	Ares Management Corp., Class A	1,660,335
8,600	Hamilton Lane, Inc., Class A	783,632
4,410	Morningstar, Inc.	1,133,855

		3,577,822

	Commercial Services & Supplies – 1.1%
6,902	Tetra Tech, Inc.	842,320

	Communications Equipment – 1.1%
15,888	Ciena Corp.(a)	903,868

	Distributors – 1.7%
3,028	POOL CORP.	1,388,822

	Diversified Consumer Services – 1.1%
10,754	Chegg, Inc.(a)	893,765

Shares	Description	Value (†)
Common Stocks – continued
	Electrical Equipment – 1.3%
2,597	Generac Holdings, Inc.(a)	$1,078,144

	Electronic Equipment, Instruments & Components – 2.6%
8,891	Advanced Energy Industries, Inc.	1,002,105
12,893	Trimble, Inc.(a)	1,055,034

		2,057,139

	Entertainment – 1.2%
53,794	Lions Gate Entertainment Corp., Class B(a)	984,430

	Food & Staples Retailing – 1.1%
4,322	Casey’s General Stores, Inc.	841,234

	Food Products – 2.7%
7,257	Freshpet, Inc.(a)	1,182,601
26,139	Simply Good Foods Co. (The)(a)	954,335

		2,136,936

	Health Care Equipment & Supplies – 5.4%
10,813	Axonics, Inc.(a)	685,652
7,158	CONMED Corp.	983,724
15,341	Globus Medical, Inc., Class A(a)	1,189,388
5,439	Insulet Corp.(a)	1,493,060

		4,351,824

	Health Care Providers & Services – 4.6%
14,952	1Life Healthcare, Inc.(a)	494,313
15,757	Acadia Healthcare Co., Inc.(a)	988,752
7,498	Encompass Health Corp.	585,069
5,005	LHC Group, Inc.(a)	1,002,301
27,039	R1 RCM, Inc.(a)	601,347

		3,671,782

	Hotels, Restaurants & Leisure – 2.1%
2,859	Churchill Downs, Inc.	566,825
11,717	Texas Roadhouse, Inc.	1,127,176

		1,694,001

	Household Durables – 1.2%
4,278	Helen of Troy Ltd.(a)	975,897

	IT Services – 4.2%
6,204	Broadridge Financial Solutions, Inc.	1,002,132
6,851	Endava PLC, Sponsored ADR(a)	776,766
3,058	EPAM Systems, Inc.(a)	1,562,516

		3,341,414

	Leisure Products – 1.7%
13,879	Brunswick Corp.	1,382,626

	Life Sciences Tools & Services – 7.0%
3,065	Bio-Techne Corp.	1,380,047
3,689	Charles River Laboratories International, Inc.(a)	1,364,635

Shares	Description	Value (†)
Common Stocks – continued
	Life Sciences Tools & Services – continued
2,740	ICON PLC(a)	$566,385
6,762	PRA Health Sciences, Inc.(a)	1,117,150
12,797	Syneos Health, Inc.(a)	1,145,204

		5,573,421

	Machinery – 3.0%
8,814	ESCO Technologies, Inc.	826,841
23,522	Ingersoll Rand, Inc.(a)	1,148,109
3,484	Kornit Digital Ltd.(a)	433,166

		2,408,116

	Pharmaceuticals – 2.2%
11,387	Catalent, Inc.(a)	1,231,163
8,571	Pacira BioSciences, Inc.(a)	520,088

		1,751,251

	Professional Services – 1.1%
23,003	KBR, Inc.	877,564

	Road & Rail – 1.3%
6,381	Landstar System, Inc.	1,008,326

	Semiconductors & Semiconductor Equipment – 7.2%
7,101	MKS Instruments, Inc.	1,263,623
3,344	Monolithic Power Systems, Inc.	1,248,817
10,968	Nova Measuring Instruments Ltd.(a)	1,128,497
15,122	Semtech Corp.(a)	1,040,394
7,072	Silicon Laboratories, Inc.(a)	1,083,784

		5,765,115

	Software – 12.3%
5,844	Avalara, Inc.(a)	945,559
9,218	Black Knight, Inc.(a)	718,820
9,196	Blackline, Inc.(a)	1,023,239
7,240	Five9, Inc.(a)	1,327,744
6,042	Paylocity Holding Corp.(a)	1,152,814
6,792	Pegasystems, Inc.	945,378
10,527	Q2 Holdings, Inc.(a)	1,079,860
8,256	Rapid7, Inc.(a)	781,265
13,379	Smartsheet, Inc., Class A(a)	967,569
2,087	Tyler Technologies, Inc.(a)	944,096

		9,886,344

	Specialty Retail – 1.5%
11,166	Floor & Decor Holdings, Inc., Class A(a)	1,180,246

	Technology Hardware, Storage & Peripherals – 0.8%
32,354	Pure Storage, Inc., Class A(a)	631,874

	Textiles, Apparel & Luxury Goods – 2.0%
7,894	Columbia Sportswear Co.	776,454

Shares	Description	Value (†)
Common Stocks – continued
	Textiles, Apparel & Luxury Goods – continued
16,504	Skechers U.S.A., Inc., Class A(a)	$822,394

		1,598,848

	Thrifts & Mortgage Finance – 0.8%
13,497	Axos Financial, Inc.(a)	626,126

	Trading Companies & Distributors – 2.0%
9,622	SiteOne Landscape Supply, Inc.(a)	1,628,620

	Total Common Stocks (Identified Cost $55,944,846)	78,057,240

Principal Amount
Short-Term Investments – 2.4%
$1,966,250	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2021 at 0.000% to be repurchased at $1,966,250 on 7/01/2021 collateralized by $1,763,900 U.S. Treasury Inflation Indexed Note, 0.125% due 1/15/2030 valued at $2,005,667 including accrued interest (b) (Identified Cost $1,966,250)	1,966,250

	Total Investments – 99.9% (Identified Cost $57,911,096)	80,023,490
	Other assets less liabilities – 0.1%	68,195

	Net Assets – 100.0%	$80,091,685

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2021, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2021, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$78,057,240	$—	$—	$78,057,240
Short-Term Investments	—	1,966,250	—	1,966,250

Total	$78,057,240	$1,966,250	$—	$80,023,490

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at June 30, 2021 (Unaudited)

Software	12.3%
Semiconductors & Semiconductor Equipment	7.2
Life Sciences Tools & Services	7.0
Biotechnology	6.8
Health Care Equipment & Supplies	5.4
Health Care Providers & Services	4.6
Capital Markets	4.5
Aerospace & Defense	4.4
IT Services	4.2
Building Products	3.6
Machinery	3.0
Food Products	2.7
Electronic Equipment, Instruments & Components	2.6
Auto Components	2.2
Pharmaceuticals	2.2
Hotels, Restaurants & Leisure	2.1
Trading Companies & Distributors	2.0
Textiles, Apparel & Luxury Goods	2.0
Other Investments, less than 2% each	18.7
Short-Term Investments	2.4

Total Investments	99.9
Other assets less liabilities	0.1

Net Assets	100.0%